Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries, VIE and Subsidiaries of VIE
As of December 31, 2022, the Company’s major subsidiaries, VIE and the subsidiaries of the VIE (“VIEs”, refer to VIE and its subsidiaries as a whole, where appropriate) are as follows:

Entities Subsidiaries:	Date of incorporation establishment	Place of incorporation establishment	Percentage of direct or indirect ownership		Principal activities
			Direct	Indirect
Ehfly Technology Limited (“Ehfly”)	December 5, 2014	Hong Kong	100%	—	Product sales investment holding
EHang Intelligent Equipment (Guangzhou) Co., Ltd. (“EHang Intelligent” or the “WFOE”)	October 15, 2015	PRC	100%	—	Research and development, manufacturing and product sales
Yunfu EHang Intelligent Technology Limited (“EHang Yunfu”)	June 15, 2020	PRC	68.5%	—	Research and development, manufacturing and product sales
Variable Interest Entity
Guangzhou EHang Intelligent Technology Co., Ltd. (“EHang GZ” or the “VIE”)	August 8, 2014	PRC	—	100%	Research and development, manufacturing and product sales

Entities VIE’s Subsidiaries	Date of incorporation establishment	Place of incorporation establishment	Percentage of direct or indirect ownership			Principal activities
			Direct	Indirect

Guangdong EHang General Aviation Co., Ltd. (“EHang Aviation”)	March 11, 2021	PRC	—	100	%(a)	Operational flight services

(a)	EHang GZ and EHang Intelligent hold 51% and 49% equity interests in EHang Aviation, respectively.

Summary of Financial Statement Balances and Amounts of the Group's VIE and the VIE's Subsidiaries
The following financial statement balances and amounts of the Group’s VIEs were included in the accompanying consolidated financial statements:

	As of December 31,
	2021	2022
	RMB	RMB	US$
ASSETS
Cash and cash equivalents	8,014	11,404	1,653
Accounts receivable, net	10,959	202	29
Inventories	839	837	121
Prepayments and other current assets	4,302	3,653	530
Amounts due from the Company and its subsidiaries	25,774	6,911	1,002
Property and equipment, net	2,032	1,273	185
Right-of-use assets, net	—	799	116
Intangible assets, net	77	229	33
Other non-current assets	97	39	6

Total assets	52,094	25,347	3,675

LIABILITIES
Accounts payable	3,025	3,100	449
Contract liabilities	1,677	2,027	294
Current portion of long-term bank loans	1,000	5,154	747
Accrued expenses and current liabilities	18,053	19,712	2,858
Amounts due to the Company and its subsidiaries	45,991	55,451	8,040
Long-term bank loans	9,000	3,846	558
Unrecognized tax benefit	588	588	85
Lease liabilities	—	800	116

Total liabilities	79,334	90,678	13,147

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Revenues	68,372	28,399	10,147	1,471
- Third-party revenue	35,280	230	6	1
- Inter-company revenue	33,092	28,169	10,141	1,470
Net profit (loss)	25,755	(8,534)	(38,091)	(5,523)
Net cash (used in) provided by operating activities	(5,118)	(3,482)	4,627	671
Net cash used in investing activities	(107)	(878)	(237)	(34)
Net cash provided by (used in) financing activities	—	5,000	(1,000)	(145)
Net (decrease) increase in cash, cash equivalents and restricted cash	(5,225)	640	3,390	492